GOF P-7 05/09

                         SUPPLEMENT DATED MAY 15, 2009
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS

                   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                           FRANKLIN CUSTODIAN FUNDS
                            Franklin DynaTech Fund
                             Franklin Growth Fund
                             Franklin Income Fund
                   Franklin U.S. Government Securities Fund
                            Franklin Utilities Fund

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                             FRANKLIN GLOBAL TRUST
                       Franklin Global Real Estate Fund
                      Franklin International Growth Fund
                 Franklin International Small Cap Growth Fund
                        Franklin Large Cap Equity Fund
          Franklin Templeton Emerging Market Debt Opportunities Fund

                    FRANKLIN GOLD AND PRECIOUS METALS FUND

                          FRANKLIN HIGH INCOME TRUST
                           Franklin High Income Fund

                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund
                            Franklin Balanced Fund
                     Franklin Convertible Securities Fund
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
           Franklin Limited Maturity U.S. Government Securities Fund
                    Franklin Low Duration Total Return Fund
                           Franklin Real Return Fund
                          Franklin Total Return Fund

                            FRANKLIN MANAGED TRUST
                        Franklin Rising Dividends Fund

                              FRANKLIN MONEY FUND

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                    Franklin Tennessee Municipal Bond Fund

                         FRANKLIN MUTUAL RECOVERY FUND

                         FRANKLIN MUTUAL SERIES FUNDS
                              Mutual Beacon Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                         Mutual Global Discovery Fund
                           Mutual International Fund
                               Mutual Quest Fund
                              Mutual Shares Fund

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                           FRANKLIN STRATEGIC SERIES
                     Franklin Biotechnology Discovery Fund
                         Franklin Flex Cap Growth Fund
                       Franklin Focused Core Equity Fund
                      Franklin Growth Opportunities Fund
                        Franklin Natural Resources Fund
                      Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund
                        Franklin Strategic Income Fund

                        FRANKLIN TAX-EXEMPT MONEY FUND

                            FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
                  Franklin Massachusetts Tax-Free Income Fund
                    Franklin Michigan Tax-Free Income Fund
                    Franklin Minnesota Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                      Franklin Ohio Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                Franklin Templeton 2015 Retirement Target Fund Franklin Templeton 2025 Retirement Target Fund Franklin Templeton 2035 Retirement Target Fund
                Franklin Templeton 2045 Retirement Target Fund
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund
                Franklin Templeton Perspectives Allocation Fund

                        FRANKLIN TEMPLETON GLOBAL TRUST
                     Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                          Franklin India Growth Fund
                   Templeton Foreign Smaller Companies Fund
                       Templeton Global Long-Short Fund

                      FRANKLIN TEMPLETON MONEY FUND TRUST

                        FRANKLIN VALUE INVESTORS TRUST
                          Franklin All Cap Value Fund
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin MicroCap Value Fund
                          Franklin MidCap Value Fund
                         Franklin Small Cap Value Fund

                          TEMPLETON CHINA WORLD FUND

                      TEMPLETON DEVELOPING MARKETS TRUST

                                TEMPLETON FUNDS
                            Templeton Foreign Fund
                             Templeton World Fund

                       TEMPLETON GLOBAL INVESTMENT TRUST
                              Templeton BRIC Fund
                   Templeton Emerging Markets Small Cap Fund
                             Templeton Income Fund
                        Templeton Frontier Markets Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

                    TEMPLETON GLOBAL SMALLER COMPANIES FUND

                          TEMPLETON GROWTH FUND, INC.

                            TEMPLETON INCOME TRUST
                          Templeton Global Bond Fund
                      Templeton Global Total Return Fund
                       Templeton International Bond Fund

                         TEMPLETON INSTITUTIONAL FUNDS
                             Foreign Equity Series
                       Foreign Smaller Companies Series

The Prospectus is amended as follows:

The following footnote has been added to the table under "Fees and Expenses - Annual Fund Operating Expenses":

Note: In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table above.


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.